SCHEDULE OF STATEMENT OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Operation expense
Sales and marketing	$ 24,275	¥ 177,192		¥ 202,493	¥ 236,307
Research and development	1,115	8,136		33,820	37,704
General and administrative	16,924	123,536		177,386	164,505
Total operating expenses	42,275	308,579	¥ 279,249	411,068	452,360
Loss from operations	(23,908)	(174,511)	¥ (202,657)	(312,499)	(356,926)
Share of loss of subsidiaries	333	2,429		(5,951)	(44)
Foreign exchange (loss)/gain	38	279		1,525	(2,457)
Fair value impact of the issuance of senior convertible preferred shares				(11,776)	242,733
Net loss attributable to ordinary shareholders	(27,991)	(204,312)		(2,432,641)	(892,792)
Other comprehensive (loss)/income
Total comprehensive loss attributable to Uxin Limited	$ (27,631)	(201,684)		(367,482)	(205,433)
Reportable Legal Entities [Member] | Parent Company [Member]
Operation expense
Sales and marketing
Research and development
General and administrative		(89,099)		(73,236)	(64,254)
Provision for credits losses, net					(273)
Total operating expenses		(89,099)		(73,236)	(64,527)
Loss from operations		(89,099)		(73,236)	(64,527)
Share of loss of subsidiaries		(114,011)		(299,613)	(331,935)
Interest income/(expense), net		(1,806)		(546)	13
Other income, net		604		12,746	16,560
Foreign exchange (loss)/gain				38	(1)
Fair value impact of the issuance of senior convertible preferred shares				(11,776)	242,733
Net loss		(204,312)		(372,387)	(137,157)
Deemed dividend to preferred shareholders due to triggering of a down round feature				(2,060,254)	(755,635)
Net loss attributable to ordinary shareholders		(204,312)		(2,432,641)	(892,792)
Net loss		(204,312)		(372,387)	(137,157)
Other comprehensive (loss)/income
Foreign currency translation		2,628		4,905	(68,276)
Total comprehensive loss attributable to Uxin Limited		¥ (201,684)		¥ (367,482)	¥ (205,433)